Retirement, Savings and Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Plan
Interest rate on amounts deferred before December 31, 2005 through a future date originally specified by the employee (as a percent)		12.00%
Variable rate basis for accrual of interest after future date originally specified by the employee on amounts deferred before December 31, 2005		prime lending rate
Interest rate margin for accrual of interest after future date originally specified by the employee on amounts deferred before December 31, 2005 (as a percent)		3.00%
Variable rate basis for accrual of interest after December 31, 2005		prime lending rate
Interest rate margin for accrual of interest after December 31, 2005 (as a percent)		3.00%
QVC-U.S.
Defined contribution plans
Period of employee service for beginning of employer contributions		1 year
Employer match of employee contributions up to 6% of eligible compensation (as a percent)	100.00%	100.00%
Cost charged to expense, net of forfeitures		$ 11	$ 11	$ 11
QVC-U.S. | Maximum
Defined contribution plans
Percentage of employee's eligible compensation matched by the entity	6.00%	6.00%
QVC-Germany
Defined contribution plans
Cost charged to expense, net of forfeitures		1	1	1
Period of employee service to become eligible for participation under the plan		6 months
Contribution rate of employer on eligible annual employee's salary not exceeding the annual social security ceiling (as a percent)		3.00%
Contribution rate of employer on eligible annual employee's salary exceeding the annual social security ceiling (as a percent)		9.00%
QVC-U.K.
Defined contribution plans
Percentage of employee's eligible compensation matched by the entity		8.00%	8.00%	8.00%
Cost charged to expense, net of forfeitures		$ 4	$ 3	$ 2
Period of employee service to become eligible for participation under the plan		3 months
Minimum employee contribution to the plan (as a percent)		4.00%